Acquisitions - Summary of Brief Description of the Acquisition (Detail) - Pondera Solutions [member]	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Description Of Acquisitions Completed [Line Items]
Date of acquisition	April 2022	April 2022
Name of acquiree	ThoughtTrace	ThoughtTrace
Description of the acquiring segment	Corporates	Corporates
Description of acquiree	A business that uses artificial intelligence and machine learning to read, organize and manage document workflows.	A business that uses artificial intelligence and machine learning to read, organize and manage document workflows.